Average Annual Total Returns - FidelityArizonaMunicipalIncomeFund-PRO - FidelityArizonaMunicipalIncomeFund-PRO - Fidelity Arizona Municipal Income Fund	Oct. 30, 2023
Fidelity Arizona Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(8.73%)
Past 5 years	0.82%
Past 10 years	1.98%
Fidelity Arizona Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.73%)
Past 5 years	0.78%
Past 10 years	1.90%
Fidelity Arizona Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.34%)
Past 5 years	1.18%
Past 10 years	2.13%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
IXYGL
Average Annual Return:
Past 1 year	(8.41%)
Past 5 years	1.10%
Past 10 years	2.29%